Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 04, 2022 USD ($)	Jun. 29, 2021 USD ($) Vote $ / shares shares	Mar. 19, 2021 shares	Jun. 30, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares
Ordinary shares
Authorized share capital | $		$ 500,000
Total authorized shares		5,000,000,000
Par value, ordinary shares | $ / shares		$ 0.0001
Issuance of ordinary shares | ¥					¥ 2,935
Issuance of ordinary shares | ¥					¥ 2,935
IPO
Ordinary shares
Issuance of ordinary shares | ¥						¥ 1,600,280
Issuance of ordinary shares | ¥						¥ 1,600,280
Class A Ordinary Shares
Ordinary shares
Par value, ordinary shares | $ / shares		$ 0.0001						$ 0.0001	$ 0.0001
Common shares authorized		200,000,000						200,000,000	200,000,000
Re-designation ratio		1
Number of votes for each ordinary share | Vote		20
Number of shares issuable on conversion of each share		1
Class A Ordinary Shares | IPO
Ordinary shares
Re-designation of shares (in shares)		21,668,178
Class B Ordinary shares [Member]
Ordinary shares
Par value, ordinary shares | $ / shares		$ 0.0001						$ 0.0001	$ 0.0001
Common shares authorized		4,700,000,000						4,700,000,000	4,700,000,000
Re-designation ratio		1
Issuance of ordinary shares | $	$ 300,000
Shares issued				63,000,000
Number of votes for each ordinary share | Vote		1
Issuance of ordinary shares | $	$ 300,000
Average daily trading percentage	100.00%
Advance purchase price from issuance of ordinary share | $	$ 10,000
Lowest daily volume weighted average price ordinary share percentage	97.00%
Class B Ordinary shares [Member] | Restricted Stock Units (RSUs) [Member]
Ordinary shares
Number of shares issued during the period						24,976,072
Class B Ordinary shares [Member] | Restricted Stock
Ordinary shares
Number of shares issued during the period					30,927,888
Class B Ordinary shares [Member] | Share-Based Payment Arrangement, Employee [Member]
Ordinary shares
Number of shares issued during the period			55,903,960
Class B Ordinary shares [Member] | Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Ordinary shares
Number of shares issued during the period			24,976,072
Unvested portion			1,581,296
Class B Ordinary shares [Member] | Share-Based Payment Arrangement, Employee [Member] | Restricted Stock
Ordinary shares
Unvested portion			18,458,956		7,365,780
Class B Ordinary shares [Member] | IPO
Ordinary shares
Re-designation of shares (in shares)		10,840,524
Issuance of ordinary shares | $				$ 247,200
Shares issued				63,000,000
Issuance of ordinary shares | $				$ 247,200
Shares Not Designated
Ordinary shares
Par value, ordinary shares | $ / shares		$ 0.0001
Common shares authorized		100,000,000
Ordinary shares
Ordinary shares
Shares issued				21,000,000
Ordinary shares | Class A Ordinary Shares | IPO
Ordinary shares
Re-designation of shares (in shares)		10,840,524
Ordinary shares | Class B Ordinary shares [Member]
Ordinary shares
Issuance of ordinary shares | ¥						¥ 23	¥ 4
Shares issued					754,520	55,903,960	6,070,232
Issuance of ordinary shares | ¥						¥ 23	¥ 4
Ordinary shares | Class B Ordinary shares [Member] | IPO
Ordinary shares
Re-designation of shares (in shares)		21,668,178
Issuance of ordinary shares | ¥						¥ 41
Shares issued						63,000,000
Issuance of ordinary shares | ¥						¥ 41